FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21430

Name of Registrant:	USA REIT FUND LLC

Address or Principal Office:	425 Walnut Street, Cincinnati, Ohio, 45202, USA

Name or Address of Agency for Service:	Delaware Corporate Organizers Inc.
1201 N. Market Street, 18th Floor
Wilmington, New Castle County
Delaware, 19801, USA

Registrant's Telephone Number:	414-287-3744

Date of Fiscal Year End:	December 31, 2005

Date of Reporting Period:	March 31, 2005

Item 1.       Schedule of Investments

The shareholders passed a special resolution on September 27, 2004 to liquidate, dissolve and wind up the Fund. The portfolio was liquidated by October 13, 2004 and on October 20, 2004 a substantial liquidating dividend was declared to shareholders of record on October 29, 2004 and paid on November 1, 2004.  On May 5, 2005 a final distribution was paid to shareholders.

Cash and short term investments	CAD $130,009

Item 2.      Controls and Procedures

  The fund's Fair Disclosure Policy and internal controls policy have been approved by the Board. The Chief Executive Officer and the Chief Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

  There were no changes in the Fund's internal controls during the last quarter.

Item 3.      Exhibits

Exhibit A     Certification of Chief Executive Officer
Exhibit B      Certification of Chief Financial Officer

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed its behalf by the undersigned, thereunto duly authorized.

USA REIT FUND LLC

By:	/s/ Peter A. Braaten
Peter. A Braaten
Chief Executive Officer

Date:	May 30, 2005

Pursuant to the Securities and Exchange act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter A. Braaten
Peter. A Braaten
Chief Executive Officer

Date:	May 30, 2005

By:	/s/ David E. Roode
David E. Roode
Chief Financial Officer

Date:	May 30, 2005